Condensed Consolidating Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidated Balance Sheet
Condensed Consolidating Balance Sheets

	September 30, 2012
	Parent	Subsidiary Guarantors	Other Subsidiaries	Eliminations	Consolidated
	(in thousands)
Assets:
Current assets:
Cash and cash equivalents	$703	$27,686	$20,088	$—	$48,477
Restricted cash	—	—	1,145	—	1,145
Pawn loans, net	—	140,885	16,763	—	157,648
Consumer loans, net	—	16,562	17,590	—	34,152
Pawn service charges receivable, net	—	26,663	2,738	—	29,401
Consumer loan fees receivable, net	—	6,899	23,517	—	30,416
Inventory, net	—	93,165	16,049	—	109,214
Deferred tax asset	9,484	5,500	—	—	14,984
Receivable from affiliates	362,427	—	—	(362,427)	—
Federal income tax receivable	10,209	—	302	—	10,511
Prepaid expenses and other assets	2,243	38,629	4,579	—	45,451
Total current assets	385,066	355,989	102,771	(362,427)	481,399
Investments in unconsolidated affiliates	74,254	51,812	—	—	126,066
Investments in subsidiaries	510,683	95,942	—	(606,625)	—
Property and equipment, net	—	74,837	33,294	—	108,131
Restricted cash non-current	—	—	4,337	—	4,337
Goodwill	—	224,275	150,388	—	374,663
Intangible assets, net	1,548	17,228	26,409	—	45,185
Non-current consumer loans, net	—	—	61,997	—	61,997
Other assets, net	—	8,585	7,644	—	16,229
Total assets	$971,551	$828,668	$386,840	$(969,052)	$1,218,007
Liabilities and stockholders’ equity:
Current liabilities:
Current maturities of long-term debt	$—	$—	$21,085	$—	$21,085
Current capital lease obligations	—	594	—	—	594
Accounts payable and other accrued expenses	128	56,094	22,703	—	78,925
Customer layaway deposits	—	6,251	987	—	7,238
Intercompany payables	—	255,223	107,204	(362,427)	—
Total current liabilities	128	318,162	151,979	(362,427)	107,842
Long-term debt, less current maturities	130,000	—	68,836	—	198,836
Long-term capital lease obligations	—	995	—	—	995
Deferred tax liability	6,595	1,327	—	—	7,922
Deferred gains and other long-term liabilities	—	1,898	12,005	—	13,903
Total liabilities	136,723	322,382	232,820	(362,427)	329,498
Commitments and contingencies
Temporary equity:
Redeemable noncontrolling interest	—	—	53,681	—	53,681
Stockholders’ equity:
Class A Non-voting Common Stock, par value $.01 per share;	482	12	—	(12)	482
Class B Voting Common Stock, convertible, par value $.01 per share;	30	1	—	(1)	30
Additional paid-in capital	268,626	80,210	102,188	(182,398)	268,626
Retained earnings	565,803	427,372	663	(428,035)	565,803
Accumulated other comprehensive income (loss)	(113)	(1,309)	(2,512)	3,821	(113)
EZCORP, Inc. stockholders’ equity	834,828	506,286	100,339	(606,625)	834,828
Total liabilities and stockholders’ equity	$971,551	$828,668	$386,840	$(969,052)	$1,218,007

	September 30, 2011
	Parent	Subsidiary Guarantors	Other Subsidiaries	Eliminations	Consolidated
	(in thousands)
Assets:
Current assets:
Cash and cash equivalents	$—	$20,860	$3,109	$—	$23,969
Pawn loans	—	134,457	10,861	—	145,318
Consumer loans, net	—	12,526	2,085	—	14,611
Pawn service charges receivable, net	—	24,792	1,663	—	26,455
Consumer loan fees receivable, net	—	6,642	133	—	6,775
Inventory, net	—	81,277	9,096	—	90,373
Deferred tax asset	12,728	5,397	—	—	18,125
Intercompany receivables	256,078	(66,450)	—	(189,628)	—
Prepaid expenses and other assets	29	25,976	4,606	—	30,611
Total current assets	268,835	245,477	31,553	(189,628)	356,237
Investments in unconsolidated affiliates	71,958	48,361	—	—	120,319
Investments in subsidiaries	345,454	44,376	—	(389,830)	—
Property and equipment, net	—	59,434	19,064	—	78,498
Goodwill	—	163,897	9,309	—	173,206
Intangible assets, net	2,147	15,183	2,460	—	19,790
Other assets, net	—	7,038	1,362	—	8,400
Total assets	$688,394	$583,766	$63,748	$(579,458)	$756,450
Liabilities and stockholders’ equity:
Current liabilities:
Accounts payable and other accrued expenses	$13	$50,871	$6,516	$—	$57,400
Customer layaway deposits	—	5,711	465	—	6,176
Intercompany payables	—	170,631	18,997	(189,628)	—
Income taxes payable	693	—	—	—	693
Total current liabilities	706	227,213	25,978	(189,628)	64,269
Long-term debt, less current maturities	17,500	—	—	—	17,500
Deferred tax liability	5,940	1,563	828	—	8,331
Deferred gains and other long-term liabilities	—	2,102	—	—	2,102
Total liabilities	24,146	230,878	26,806	(189,628)	92,202
Commitments and contingencies
Temporary equity:
Redeemable noncontrolling interest	—	—	—	—	—
Stockholders’ equity:
Class A Non-voting Common Stock, par value $.01 per share;	471	12	—	(12)	471
Class B Voting Common Stock, convertible, par value $.01 per share;	30	—	1	(1)	30
Additional paid-in capital	242,398	98,980	50,568	(149,548)	242,398
Retained earnings	422,095	254,065	(6,126)	(247,939)	422,095
Accumulated other comprehensive income (loss)	(746)	(169)	(7,501)	7,670	(746)
EZCORP, Inc. stockholders’ equity	664,248	352,888	36,942	(389,830)	664,248
Total liabilities and stockholders’ equity	$688,394	$583,766	$63,748	$(579,458)	$756,450

Condensed Consolidated Statements of Income
Condensed Consolidating Statements of Operations

	Fiscal Year Ended September 30, 2012
	Parent	Subsidiary Guarantors	Other Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues:
Merchandise sales	$—	$290,040	$43,024	$—	$333,064
Jewelry scrapping sales	—	190,986	11,495	—	202,481
Pawn service charges	—	210,601	22,937	—	233,538
Consumer loan fees	—	156,285	44,396	—	200,681
Other revenues	20,139	6,048	2,320	(23,148)	5,359
Total revenues	20,139	853,960	124,172	(23,148)	975,123
Merchandise cost of goods sold	—	167,281	23,356	—	190,637
Jewelry scrapping cost of goods sold	—	122,089	8,626	—	130,715
Consumer loan bad debt	—	33,645	5,725	—	39,370
Net revenues	20,139	530,945	86,465	(23,148)	614,401
Operating expenses:
Operations	—	283,468	52,880	—	336,348
Administrative	—	45,471	5,450	(3,009)	47,912
Depreciation	—	17,760	4,251	—	22,011
Amortization	—	453	1,503	—	1,956
(Gain) loss on sale or disposal of assets	—	(281)	254	—	(27)
Total operating expenses	—	346,871	64,338	(3,009)	408,200
Operating income	20,139	184,074	22,127	(20,139)	206,201
Interest expense (income)	3,192	(1,174)	(3,568)	—	(1,550)
Equity in net income of unconsolidated affiliates	(9,949)	(7,451)	—	—	(17,400)
Equity in net income of subsidiaries	(180,500)	—	—	180,500	—
Other income	—	(828)	(383)	—	(1,211)
Income from continuing operations before income taxes	207,396	193,527	26,078	(200,639)	226,362
Income tax expense	63,526	20,139	7,726	(20,139)	71,252
Income from continuing operations, net of tax	143,870	173,388	18,352	(180,500)	155,110
(Loss) income from discontinued operations, net of tax	(162)	323	(4,694)	—	(4,533)
Net income	143,708	173,711	13,658	(180,500)	150,577
Net income from continuing operations attributable to redeemable noncontrolling interest	—	—	6,869	—	6,869
Net income attributable to EZCORP, Inc.	$143,708	$173,711	$6,789	$(180,500)	$143,708

	Fiscal Year Ended September 30, 2011
	Parent	Subsidiary Guarantors	Other Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues:
Merchandise sales	$—	$256,500	$25,216	$—	$281,716
Jewelry scrapping sales	—	195,143	9,715	—	204,858
Pawn service charges	—	184,204	15,542	—	199,746
Consumer loan fees	—	158,947	5,948	—	164,895
Other revenues	66,450	1,030	553	(66,450)	1,583
Total revenues	66,450	795,824	56,974	(66,450)	852,798
Merchandise cost of goods sold	—	147,152	14,682	—	161,834
Jewelry scrapping cost of goods sold	—	120,656	7,214	—	127,870
Consumer loan bad debt	—	35,048	1,743	—	36,791
Net revenues	66,450	492,968	33,335	(66,450)	526,303
Operating expenses:
Operations	—	252,872	29,523	—	282,395
Administrative	—	50,025	559	—	50,584
Depreciation	—	14,213	2,543	—	16,756
Amortization	—	400	434	—	834
Loss on sale or disposal of assets	—	139	154	—	293
Total operating expenses	—	317,649	33,213	—	350,862
Operating income	66,450	175,319	122	(66,450)	175,441
Interest (income) expense	(8,451)	9,777	327	—	1,653
Equity in net income of unconsolidated affiliates	(8,945)	(7,292)	—	—	(16,237)
Equity in net income of subsidiaries	(104,223)	—	—	104,223	—
Other (income) expense	—	(168)	4	—	(164)
Income (loss) from continuing operations before income taxes	188,069	173,002	(209)	(170,673)	190,189
Income tax expense	65,506	66,481	935	(66,450)	66,472
Income (loss) from continuing operations, net of tax	122,563	106,521	(1,144)	(104,223)	123,717
Income (loss) from discontinued operations, net of tax	(404)	1,145	(2,299)	—	(1,558)
Net income (loss)	122,159	107,666	(3,443)	(104,223)	122,159
Net income from continuing operations attributable to redeemable noncontrolling interest	—	—	—	—	—
Net income (loss) attributable to EZCORP, Inc.	$122,159	$107,666	$(3,443)	$(104,223)	$122,159

	Fiscal Year Ended September 30, 2010
	Parent	Subsidiary Guarantors	Other Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues:
Merchandise sales	$—	$226,404	$13,937	$—	$240,341
Jewelry scrapping sales	—	163,804	5,122	—	168,926
Pawn service charges	—	154,501	8,778	—	163,279
Consumer loan fees	—	150,794	1,369	—	152,163
Other revenues	53,990	454	5	(53,990)	459
Total revenues	53,990	695,957	29,211	(53,990)	725,168
Merchandise cost of goods sold	—	131,808	8,320	—	140,128
Jewelry scrapping cost of goods sold	—	104,588	4,228	—	108,816
Consumer loan bad debt	—	32,139	830	—	32,969
Net revenues	53,990	427,422	15,833	(53,990)	443,255
Operating expenses:
Operations	—	235,613	15,312	—	250,925
Administrative	—	33,346	12	—	33,358
Depreciation	—	12,247	1,435	—	13,682
Amortization	—	270	352	—	622
Loss on sale or disposal of assets	—	1,469	58	—	1,527
Total operating expenses	—	282,945	17,169	—	300,114
Operating income (loss)	53,990	144,477	(1,336)	(53,990)	143,141
Interest (income) expense	(9,176)	10,141	234	—	1,199
Equity in net income of unconsolidated affiliates	(3,928)	(6,822)	—	—	(10,750)
Equity in net income of subsidiaries	(84,535)	—	—	84,535	—
Other income	—	(93)	—	—	(93)
Income (loss) from continuing operations before income taxes	151,629	141,251	(1,570)	(138,525)	152,785
Income tax expense	53,860	54,026	246	(53,990)	54,142
Income (loss) from continuing operations, net of tax	97,769	87,225	(1,816)	(84,535)	98,643
(Loss) income from discontinued operations, net of tax	(475)	1,331	(2,205)	—	(1,349)
Net income (loss)	97,294	88,556	(4,021)	(84,535)	97,294
Net income from continuing operations attributable to redeemable noncontrolling interest	—	—	—	—	—
Net income (loss) attributable to EZCORP, Inc.	$97,294	$88,556	$(4,021)	$(84,535)	$97,294

Condensed consolidated statements of comprehensive income
Condensed Consolidating Statement of Comprehensive Income

	Fiscal Year Ended September 30, 2012
	Parent	Subsidiary Guarantors	Other Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net income (loss)	$143,708	$173,711	$13,658	$(180,500)	$150,577
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(962)	(1,002)	5,945	(3,988)	(7)
Unrealized holding loss arising during period	(735)	(735)	—	735	(735)
Income tax benefit	2,330	597	—	(597)	2,330
Other comprehensive income (loss), net of tax	633	(1,140)	5,945	(3,850)	1,588
Comprehensive income (loss)	$144,341	$172,571	$19,603	$(184,350)	$152,165
Attributable to redeemable noncontrolling interest:
Net income	—	—	6,869	—	6,869
Foreign currency translation gain	—	—	955	—	955
Comprehensive income (loss)	—	—	7,824	—	7,824
Comprehensive income (loss) attributable to EZCORP, Inc.	$144,341	$172,571	$11,779	$(184,350)	$144,341

	Fiscal Year Ended September 30, 2011
	Parent	Subsidiary Guarantors	Other Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net income (loss)	$122,159	$107,666	$(3,443)	$(104,223)	$122,159
Other comprehensive income (loss):
Foreign currency translation gain (loss)	10,393	1,691	(4,948)	3,257	10,393
Unrealized holding loss arising during period	930	930	—	(930)	930
Income tax provision	(5,694)	(917)	—	917	(5,694)
Other comprehensive income (loss), net of tax	5,629	1,704	(4,948)	3,244	5,629
Comprehensive income (loss)	$127,788	$109,370	$(8,391)	$(100,979)	$127,788
Attributable to redeemable noncontrolling interest:
Net income	—	—	—	—	—
Foreign currency translation gain (loss)	—	—	—	—	—
Comprehensive income	—	—	—	—	—
Comprehensive income (loss) attributable to EZCORP, Inc.	$127,788	$109,370	$(8,391)	$(100,979)	$127,788

	Fiscal Year Ended September 30, 2010
	Parent	Subsidiary Guarantors	Other Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net income (loss)	$97,294	$88,556	$(4,021)	$(84,535)	$97,294
Other comprehensive income (loss):
Foreign currency translation adjustments	(3,673)	(2,483)	1,806	677	(3,673)
Unrealized holding loss arising during period	—	—	—	—	—
Income tax benefit	1,918	869	—	(869)	1,918
Other comprehensive income (loss), net of tax	(1,755)	(1,614)	1,806	(192)	(1,755)
Comprehensive income (loss)	$95,539	$86,942	$(2,215)	$(84,727)	$95,539
Attributable to redeemable noncontrolling interest:
Net income	—	—	—	—	—
Foreign currency translation adjustments	—	—	—	—	—
Comprehensive income	—	—	—	—	—
Comprehensive income (loss) attributable to EZCORP, Inc.	$95,539	$86,942	$(2,215)	$(84,727)	$95,539

Condensed consolidated Statement of cash flows
Condensed Consolidating Statement of Cash Flows

	Fiscal Year Ended September 30, 2012
	Parent	Subsidiary Guarantors	Other Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net cash provided by (used in) operating activities	$(112,864)	$141,638	$127,234	$—	$156,008
Investing Activities:
Loans made	—	(638,121)	(164,775)	—	(802,896)
Loans repaid	—	408,404	111,789	—	520,193
Recovery of pawn loan principal through sale of forfeited collateral	—	213,115	27,266	—	240,381
Additions to property and equipment	—	(31,064)	(14,732)	—	(45,796)
Acquisitions, net of cash acquired	—	(66,317)	(62,330)	—	(128,647)
Advances to subsidiaries	—	(20,648)	—	20,648	—
Net cash provided by (used in) investing activities	$—	$(134,631)	$(102,782)	$20,648	$(216,765)
Financing Activities:
Proceeds from exercise of stock options	649	—	—	—	649
Excess tax benefit from stock compensation	1,602	—	—	—	1,602
Debt issuance costs	—	—	(3,225)	—	(3,225)
Taxes paid related to net share settlement of equity awards	(1,184)	—	—	—	(1,184)
Change in restricted cash	—	—	(5,482)	—	(5,482)
Proceeds from revolving line of credit	753,200	—	60,375	(20,648)	792,927
Payments on revolving line of credit	(640,700)	—	(54,377)	—	(695,077)
Proceeds from bank borrowings	—	—	2,461	—	2,461
Payments on bank borrowings and capital lease obligations	—	(181)	(8,315)	—	(8,496)
Net cash provided by (used in) financing activities	$113,567	$(181)	$(8,563)	$(20,648)	$84,175
Effect of exchange rate changes on cash and cash equivalents	—	—	1,090	—	1,090
Net increase in cash and cash equivalents	703	6,826	16,979	—	24,508
Cash and cash equivalents at beginning of period	—	20,860	3,109	—	23,969
Cash and cash equivalents at end of period	$703	$27,686	$20,088	$—	$48,477

	Fiscal Year Ended September 30, 2011
	Parent	Subsidiary Guarantors	Other Subsidiaries	Consolidated
	(in thousands)
Net cash provided by operating activities	$13,287	$116,011	$23,969	$153,267
Investing Activities:
Loans made	—	(554,138)	(95,111)	(649,249)
Loans repaid	—	339,574	64,818	404,392
Recovery of pawn loan principal through sale of forfeited collateral	—	183,441	22,221	205,662
Additions to property and equipment	—	(24,651)	(9,471)	(34,122)
Acquisitions, net of cash acquired	—	(62,768)	(5,152)	(67,920)
Net cash provided by (used in) investing activities	$—	$(118,542)	$(22,695)	$(141,237)
Financing Activities:
Proceeds from exercise of stock options	397	—	—	397
Excess tax benefit from stock compensation	3,230	—	—	3,230
Debt issuance costs	(1,930)	(467)	—	(2,397)
Taxes paid related to net share settlement of equity awards	(7,484)	—	—	(7,484)
Proceeds from revolving line of credit	—	164,500	—	164,500
Payments on revolving line of credit	—	(147,000)	—	(147,000)
Proceeds from bank borrowings	2,500	(2,500)	—	—
Payments on bank borrowings and capital lease obligations	(10,000)	(15,004)	—	(25,004)
Net cash used in financing activities	$(13,287)	$(471)	$—	$(13,758)
Effect of exchange rate changes on cash and cash equivalents	—	—	(157)	(157)
Change in cash and cash equivalents	—	(3,002)	1,117	(1,885)
Cash and cash equivalents at beginning of period	—	23,862	1,992	25,854
Cash and cash equivalents at end of period	$—	$20,860	$3,109	$23,969

	Fiscal Year Ended September 30, 2010
	Parent	Subsidiary Guarantors	Other Subsidiaries	Consolidated
	(in thousands)
Net cash provided by operating activities	$64,309	$47,161	$17,096	$128,566
Investing Activities:
Loans made	—	(504,305)	(41,274)	(545,579)
Loans repaid	—	313,255	22,577	335,832
Recovery of pawn loan principal through sale of forfeited collateral	—	162,407	11,817	174,224
Additions to property and equipment	—	(16,503)	(9,238)	(25,741)
Proceeds on disposal of assets	—	1,347	—	1,347
Acquisitions, net of cash acquired	—	(21,837)	—	(21,837)
Investments in unconsolidated affiliates	(57,772)	(1,416)	—	(59,188)
Net cash used in investing activities	$(57,772)	$(67,052)	$(16,118)	$(140,942)
Financing Activities:
Proceeds from exercise of stock options	1,602	—	—	1,602
Excess tax benefit from stock compensation	1,861	—	—	1,861
Taxes paid related to net share settlement of equity awards	—	—	—	—
Debt issuance costs	—	3	—	3
Proceeds from revolving line of credit	63,050	—	—	63,050
Payments on revolving line of credit	(63,050)	—	—	(63,050)
Proceeds from bank borrowings	—	—	—	—
Payments on bank borrowings and capital lease obligations	(10,000)	—	—	(10,000)
Net cash provided by (used in) financing activities	$(6,537)	$3	$—	$(6,534)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—
Change in cash and cash equivalents	—	(19,888)	978	(18,910)
Cash and cash equivalents at beginning of period	—	43,750	1,014	44,764
Cash and cash equivalents at end of period	$—	$23,862	$1,992	$25,854